Warrants	12 Months Ended
Dec. 31, 2021
Warrants [Abstract]
Warrants

Note 15 – Warrants

The Company reviewed the accounting for both its public warrants and private warrants and determined that its public warrants should be accounted for as equity while the private warrants should be accounted for as liabilities in the Consolidated Balance Sheets.

In connection with the Business Combination, each public and private placement warrant of LIVK was assumed by the Company and represents the right to purchase one share of the Company’s Class A common stock upon exercise of such warrant. The fair value of private placement warrants is remeasured quarterly. Refer to Note 4, Fair Value Measurements, for additional information.

As of December 31, 2021, there were 8,050,000 public warrants and 2,811,250 private placement warrants outstanding.

As part of LIVK’s initial public offering, 8,050,000 public warrants (“Public Warrants”) were sold. The Public Warrants entitle the holder to purchase one share of Class A common stock at a price of $11.50 per share. Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants became exercisable when the Company completed an effective registration statement. The Public Warrants will expire five years from the completion of a Business Combination or earlier upon redemption or liquidation.

Following the closing of the merger between LIV Capital and AgileThought and the filing of the registration statement, the Company now has one single class of voting common stock (Class A shares) and as such the Company would not be precluded from classifying the public warrants as equity as those warrants are indexed to the Company’s own stock and a net cash settlement could only be triggered in circumstances in which the holders of the shares underlying the contract (Class A shares) would also receive cash.

Additionally, LIVK consummated a private placement of 2,811,250 warrants (“Private Placement Warrants”). The Private Placement Warrants entitle the holder to purchase one share of Class A common stock at a price of $11.50 per share. The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants and the Class A common stock issuable upon the exercise of the Private Placement Warrants were not be transferable, assignable or salable until 30 days after the completion of a Business Combination. Additionally, the Private Placement Warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The Company will not be obligated to deliver any Class A common stock pursuant to the exercise of a Public Warrant and will have no obligation to settle such Public Warrant exercise unless a registration statement under the Securities Act covering the issuance of the Class A common stock issuable upon exercise of the Public Warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. The Company filed a Form S-1 to register the shares issuable upon exercise of the Pubic Warrants which was declared effective on September 27, 2021. No Public Warrant will be exercisable for cash or on a cashless basis, and the Company will not be obligated to issue any shares to holders seeking to exercise their Public Warrants, unless the issuance of the shares upon such exercise is registered or qualified under the securities laws of the state of the exercising holder, or an exemption from registration is available.

Once the warrants become exercisable, the Company may redeem the Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder and if, and only if, the reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the Class A common stock underlying such warrants.

If and when the Public Warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the Public Warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants.